Acuitas Small Cap Active ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 94.4%	Shares	Value
Aerospace and Defense - 2.5%
Astronics Corp. (a)	6,149	$410,323
Ducommun, Inc. (a)	4,074	497,028
Espey Mfg. & Electronics Corp.	3,191	176,845
Frequency Electronics, Inc. (a)	3,873	171,419
Park Aerospace Corp.	11,864	324,836
Planet Labs PBC (a)	8,220	229,749
York Space Systems, Inc. (a)	1,441	31,947
		1,842,147

Alternative Energy - 0.1%
Centrus Energy Corp. - Class A (a)	484	84,018

Automobiles and Parts - 1.2%
Atmus Filtration Technologies, Inc.	12,144	689,415
Monro, Inc.	6,628	106,313
Standard Motor Products, Inc.	3,035	105,436
		901,164

Banks - 11.5%
Banc of California, Inc.	8,002	140,675
Bank OZK	10,528	483,130
Bank7 Corp.	4,151	165,542
BOK Financial Corp.	453	58,011
Bridgewater Bancshares, Inc. (a)	20,307	359,434
Burke & Herbert Financial Services Corp.	1,149	71,571
Business First Bancshares, Inc.	25,567	691,332
California BanCorp	8,717	154,465
Coastal Financial Corp. (a)	10,987	836,111
ConnectOne Bancorp, Inc.	10,128	271,127
Customers Bancorp, Inc. (a)	2,265	157,214
First Financial Corp.	3,861	244,015
First Western Financial, Inc. (a)	3,457	84,973
Five Star Bancorp	5,574	210,251
FS Bancorp, Inc.	4,477	172,767
GBank Financial Holdings, Inc. (a)	8,156	218,255
Heritage Financial Corp.	7,207	187,382
Live Oak Bancshares, Inc.	7,031	232,515
Merchants Bancorp	5,883	252,440
Metropolitan Bank Holding Corp.	9,404	783,259
MVB Financial Corp.	2,723	67,612
Northeast Bank	3,890	437,119
Pathward Financial, Inc.	4,045	360,935
Plumas Bancorp	3,602	175,850
Preferred Bank	2,150	194,984
Provident Financial Services, Inc.	15,176	321,124
QCR Holdings, Inc.	2,539	216,958
Triumph Financial, Inc. (a)	14,690	876,405
		8,425,456

Beverages - 0.5%
Vita Coco Co., Inc. (a)	7,184	344,185

Chemicals - 0.7%
Ashland, Inc.	2,103	116,948
Cabot Corp.	5,314	400,197
		517,145

Construction and Materials - 4.7%
Argan, Inc.	815	443,890
Concrete Pumping Holdings, Inc. (a)	12,316	87,936
Fortune Brands Innovations, Inc.	2,911	113,442
Hudson Technologies, Inc. (a)	30,875	181,545
Janus International Group, Inc. (a)	11,634	59,915
Knife River Corp. (a)	2,991	244,215
Legence Corp. - Class A (a)	3,986	225,050
Limbach Holdings, Inc. (a)	648	50,576
LSI Industries, Inc.	4,577	85,132
Mistras Group, Inc. (a)	6,654	98,346
Modine Manufacturing Co. (a)	2,795	605,705
MYR Group, Inc. (a)	1,322	373,227
Orion Group Holdings, Inc. (a)	11,427	124,554
Titan America SA	15,159	227,082
United States Lime & Minerals, Inc.	2,907	379,683
Willdan Group, Inc. (a)	2,298	175,935
		3,476,233

Consumer Services - 2.3%
Grand Canyon Education, Inc. (a)	3,095	526,243
Lincoln Educational Services Corp. (a)	11,417	464,444
Perdoceo Education Corp.	11,262	419,059
Universal Technical Institute, Inc. (a)	8,584	309,882
		1,719,628

Electronic and Electrical Equipment - 3.1%
Allient, Inc.	1,079	63,758
Belden, Inc.	3,329	382,269
Helios Technologies, Inc.	1,047	67,751
Mesa Laboratories, Inc.	7,608	672,699
M-Tron Industries, Inc. (a)	2,119	141,655
Preformed Line Products Co.	2,566	694,745
Thermon Group Holdings, Inc. (a)	2,624	132,250
Transcat, Inc. (a)	1,171	86,010
		2,241,137

Finance and Credit Services - 0.4%
Jefferson Capital, Inc.	5,900	113,457
PRA Group, Inc. (a)	9,164	160,370
		273,827

Food Producers - 1.8%
Limoneira Co.	28,820	386,764
Mama's Creations, Inc. (a)	31,981	490,589
Once Upon a Farm PBC (a)	4,207	68,785
Utz Brands, Inc.	29,860	236,491
Vital Farms, Inc. (a)	10,894	153,823
		1,336,452

Gas, Water and Multi-utilities - 2.2%
Black Hills Corp.	6,108	423,956
Chesapeake Utilities Corp.	4,013	507,123
Consolidated Water Co. Ltd.	4,955	164,110
Excelerate Energy, Inc. - Class A	8,651	289,117
UGI Corp.	6,127	223,145
		1,607,451

General Industrials - 1.7%
AZZ, Inc.	914	114,369
Core Molding Technologies, Inc. (a)	3,892	87,181
Enerpac Tool Group Corp.	1,681	61,306
Karat Packaging, Inc.	23,353	652,016
Tecnoglass, Inc.	7,355	327,665
		1,242,537

Health Care Providers - 3.8%
Alignment Healthcare, Inc. (a)	19,079	336,172
Astrana Health, Inc. (a)	22,286	546,453
Healthcare Services Group, Inc. (a)	20,327	377,066
HealthStream, Inc.	9,041	187,239
National HealthCare Corp.	1,241	198,188
National Research Corp.	10,705	181,771
Pennant Group, Inc. (a)	14,169	431,871
Talkspace, Inc. (a)	97,190	502,958
		2,761,718

Household Goods and Home Construction - 2.0%
Century Communities, Inc.	1,511	86,701
Cricut, Inc. - Class A	43,691	163,404
Flexsteel Industries, Inc.	4,350	195,489
Green Brick Partners, Inc. (a)	6,270	404,102
Helen of Troy Ltd. (a)	12,134	174,972
Interface, Inc.	6,313	157,320
Worthington Enterprises, Inc.	5,687	296,520
		1,478,508

Industrial Engineering - 2.5%
Columbus McKinnon Corp.	4,081	59,297
Douglas Dynamics, Inc.	19,290	811,916
Esab Corp.	2,211	213,715
Graham Corp. (a)	4,095	323,177
Hurco Cos., Inc. (a)	3,025	44,498
Hyster-Yale, Inc.	5,770	187,583
Lindsay Corp.	1,482	176,462
		1,816,648

Industrial Materials - 1.5%
Almonty Industries, Inc. (a)	19,029	275,540
Koppers Holdings, Inc.	15,383	595,015
Taseko Mines Ltd. (a)	37,572	242,339
		1,112,894

Industrial Support Services - 3.0%
Alight, Inc. - Class A	72,669	42,344
Barrett Business Services, Inc.	7,896	230,405
Cimpress PLC (a)	776	56,648
CRA International, Inc.	537	86,930
DXP Enterprises, Inc. (a)	2,356	329,204
Ennis, Inc.	9,956	213,257
Evolv Technologies Holdings, Inc. (a)	13,920	84,216
I3 Verticals, Inc. - Class A (a)	16,464	368,135
ICF International, Inc.	4,172	272,390
Kelly Services, Inc. - Class A	26,771	236,923
Pitney Bowes, Inc.	17,855	197,298
Resources Connection, Inc.	10,942	40,814
TrueBlue, Inc. (a)	16,053	62,767
		2,221,331

Industrial Transportation - 2.4%
Aebi Schmidt Holding AG	16,167	156,982
Covenant Logistics Group, Inc.	19,748	536,158
FTAI Infrastructure, Inc.	50,583	249,880
Heartland Express, Inc.	8,400	87,360
Marten Transport Ltd.	3,516	46,165
McGrath RentCorp	1,177	129,799
Miller Industries, Inc.	1,012	46,097
Proficient Auto Logistics, Inc. (a)	25,356	171,914
Universal Logistics Holdings, Inc.	7,609	160,854
Wabash National Corp.	23,965	206,578
		1,791,787

Investment Banking and Brokerage Services - 2.4%
Perella Weinberg Partners	36,428	661,532
Ridgepost Capital, Inc. - Class A	18,654	135,428
Silvercrest Asset Management Group, Inc. - Class A	6,386	85,828
StoneX Group, Inc. (a)	10,383	837,389
		1,720,177

Leisure Goods - 0.2%
Johnson Outdoors, Inc. - Class A	957	44,510
Knowles Corp. (a)	2,640	67,795
		112,305

Media - 0.8%
Emerald Holding, Inc.	40,055	180,648
National CineMedia, Inc.	33,030	100,741
Stagwell, Inc. (a)	49,733	312,821
		594,210

Medical Equipment and Services - 8.0%
Alphatec Holdings, Inc. (a)	20,605	224,182
Artivion, Inc. (a)	8,755	320,608
AtriCure, Inc. (a)	16,392	467,664
Avanos Medical, Inc. (a)	16,687	233,785
Axogen, Inc. (a)	7,348	243,439
Billiontoone, Inc. (a)	735	58,021
BioLife Solutions, Inc. (a)	19,814	378,051
iRadimed Corp.	7,515	723,394
IRhythm Holdings, Inc. (a)	1,277	150,711
Kestra Medical Technologies Ltd. (a)	5,833	116,252
LeMaitre Vascular, Inc.	8,680	947,596
Merit Medical Systems, Inc. (a)	5,928	408,617
Owlet, Inc. (a)	7,793	40,056
SI-BONE, Inc. (a)	6,693	84,532
Tactile Systems Technology, Inc. (a)	7,459	194,904
TransMedics Group, Inc. (a)	731	72,669
UFP Technologies, Inc. (a)	3,403	658,821
Utah Medical Products, Inc.	3,038	188,326
Warby Parker, Inc. - Class A (a)	18,376	387,182
		5,898,810

Non-life Insurance - 2.2%
American Coastal Insurance Corp.	11,744	132,120
Crawford & Co. - Class A	13,059	130,198
International General Insurance Holdings Ltd.	25,944	628,494
Palomar Holdings, Inc. (a)	4,471	534,285
Stewart Information Services Corp.	2,792	171,931
		1,597,028

Oil, Gas and Coal - 5.8%
CNX Resources Corp. (a)	12,183	469,655
Core Laboratories, Inc.	8,793	147,634
DMC Global, Inc. (a)	24,918	129,823
Energy Services of America Corp.	14,081	184,883
Kodiak Gas Services, Inc.	11,631	678,320
Magnolia Oil & Gas Corp. - Class A	14,092	444,884
Matrix Service Co. (a)	11,079	127,187
NPK International, Inc. (a)	37,589	544,665
Ranger Energy Services, Inc. - Class A	11,132	190,802
SandRidge Energy, Inc.	11,531	188,071
Select Water Solutions, Inc.	20,616	315,425
Solaris Energy Infrastructure, Inc.	6,817	385,229
TETRA Technologies, Inc. (a)	20,199	172,095
WaterBridge Infrastructure LLC - Class A	8,867	237,547
		4,216,220

Personal Care, Drug and Grocery Stores - 1.8%
ACCO Brands Corp.	51,627	154,881
Edgewell Personal Care Co.	5,777	123,281
Guardian Pharmacy Services, Inc. - Class A (a)	8,389	315,930
Natural Grocers by Vitamin Cottage, Inc.	6,695	173,066
Oil-Dri Corp. of America	8,150	530,483
		1,297,641

Personal Goods - 1.0%
Canada Goose Holdings, Inc. (a)	17,947	196,879
Carter's, Inc.	8,762	313,329
Global-e Online Ltd. (a)	6,146	189,604
Rocky Brands, Inc.	1,468	56,841
		756,653

Pharmaceuticals and Biotechnology - 4.0%
Adaptive Biotechnologies Corp. (a)	9,278	128,779
ADMA Biologics, Inc. (a)	29,225	263,317
ANI Pharmaceuticals, Inc. (a)	4,935	379,501
BioHarvest Sciences, Inc. (a)	11,576	50,240
HeartFlow, Inc. (a)	5,869	142,793
Ligand Pharmaceuticals, Inc. (a)	3,941	786,821
Mirum Pharmaceuticals, Inc. (a)	3,829	353,723
Phibro Animal Health Corp. - Class A	13,902	768,919
Vericel Corp. (a)	2,740	88,146
		2,962,239

Real Estate Investment and Services - 0.5%
Cushman & Wakefield Ltd. (a)	31,044	380,599

Retailers - 2.0%
American Eagle Outfitters, Inc.	4,176	69,739
Barnes & Noble Education, Inc. (a)	20,659	182,419
Boot Barn Holdings, Inc. (a)	1,110	162,460
Caleres, Inc.	19,837	209,082
Designer Brands, Inc. - Class A	34,224	194,735
GigaCloud Technology, Inc. - Class A (a)	4,392	199,309
Global Industrial Co.	5,900	185,968
J Jill, Inc.	11,525	132,076
Zumiez, Inc. (a)	4,572	101,315
		1,437,103

Software and Computer Services - 7.0%
Agilysys, Inc. (a)	1,440	102,442
Allot Ltd. (a)	50,093	333,619
Applied Digital Corp. (a)	8,567	203,381
Asure Software, Inc. (a)	21,490	184,814
ePlus, Inc.	2,112	158,928
Hackett Group, Inc.	25,860	336,439
Immersion Corp.	29,085	158,804
Innodata, Inc. (a)	4,448	171,782
JFrog Ltd. (a)	1,331	62,464
Karooooo Ltd.	3,982	198,463
nCino, Inc. (a)	14,438	216,281
OneSpan, Inc.	32,669	344,005
Paymentus Holdings, Inc. - Class A (a)	10,196	258,978
PDF Solutions, Inc. (a)	19,211	628,392
Pegasystems, Inc.	7,892	335,883
ReposiTrak, Inc.	18,571	141,140
Rimini Street, Inc. (a)	58,472	191,788
Silvaco Group, Inc. (a)	14,305	101,279
Terawulf, Inc. (a)	32,922	475,064
Workiva, Inc. (a)	3,528	210,375
Xometry, Inc. - Class A (a)	6,497	265,337
Zeta Global Holdings Corp. - Class A (a)	4,816	76,671
		5,156,329

Technology Hardware and Equipment - 5.9%
Adeia, Inc.	38,823	932,917
Aehr Test Systems (a)	7,308	270,981
Arteris, Inc. (a)	10,544	173,343
Benchmark Electronics, Inc.	3,454	193,631
Cohu, Inc. (a)	9,404	287,950
Daktronics, Inc. (a)	9,764	190,886
Ichor Holdings Ltd. (a)	3,526	164,347
NVE Corp.	5,911	387,171
PC Connection, Inc.	2,031	118,732
Penguin Solutions, Inc. (a)	14,160	249,216
Photronics, Inc. (a)	10,515	424,911
SiTime Corp. (a)	266	91,863
Ultra Clean Holdings, Inc. (a)	3,548	220,615
Veeco Instruments, Inc. (a)	17,338	587,065
		4,293,628

Telecommunications Equipment - 1.9%
Applied Optoelectronics, Inc. (a)	4,487	379,555
Digi International, Inc. (a)	12,198	587,944
InterDigital, Inc.	1,056	318,912
Ribbon Communications, Inc. (a)	50,192	106,407
		1,392,818

Telecommunications Service Providers - 1.2%
ATN International, Inc.	7,280	198,162
GCI Liberty, Inc. - Class C (a)	7,975	296,750
IDT Corp. - Class B	4,000	196,400
Ituran Location and Control Ltd.	4,055	198,735
		890,047

Travel and Leisure - 1.6%
Allegiant Travel Co. (a)	2,463	199,601
Bloomin' Brands, Inc.	13,958	75,373
First Watch Restaurant Group, Inc. (a)	8,720	91,386
Kura Sushi USA, Inc. - Class A (a)	4,233	295,421
Red Rock Resorts, Inc. - Class A	10,021	534,721
		1,196,502

Waste and Disposal Services - 0.2%
Perma-Fix Environmental Services, Inc. (a)	10,390	111,069
TOTAL COMMON STOCKS (Cost $73,167,051)		69,207,644

REAL ESTATE INVESTMENT TRUSTS - 3.1%	Shares	Value
Real Estate - 3.1%
Alexandria Real Estate Equities, Inc.	2,037	94,557
Brandywine Realty Trust	51,266	138,931
Centerspace	4,687	269,268
Chatham Lodging Trust	26,635	209,617
Chiron Real Estate, Inc.	4,341	143,600
CubeSmart	6,232	228,403
Curbline Properties Corp.	7,901	203,767
Global Net Lease, Inc.	15,877	148,609
Ryman Hospitality Properties, Inc.	5,945	548,545
Strawberry Fields REIT, Inc.	27,133	322,883
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,460,523)		2,308,180

RIGHTS - 0.0% (b)	Shares	Value
Computer and Electronic Product Manufacturing - 0.0% (b)
M-Tron Industries, Inc., Expires 04/22/2026 (a)	1,860	3,906
TOTAL RIGHTS (Cost $0)		3,906

SHORT-TERM INVESTMENTS - 2.4%	Shares	Value
Money Market Funds – 2.4%
First American Government Obligations Fund - Class X, 3.58% (c)	1,777,883	1,777,883
TOTAL SHORT-TERM INVESTMENTS (Cost $1,777,883)		1,777,883

TOTAL INVESTMENTS - 99.9% (Cost $77,405,457)		73,297,613
Other Assets in Excess of Liabilities - 0.1%		37,778
TOTAL NET ASSETS - 100.0%		$73,335,391

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Acuitas Small Cap Active ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value:
Common Stocks	$69,207,644	$–	$–	$69,207,644
Real Estate Investment Trusts	2,308,180	–	–	2,308,180
Rights	3,906	–	–	3,906
Money Market Funds	1,777,883	–	–	1,777,883
Total Investments in Securities	$73,297,613	$–	$–	$73,297,613

Refer to the Schedule of Investments for further information on the classification of investments. As of the period ended March 31, 2026, the Funds did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.